Details of Intangible Assets (Detail)				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Amortizable Intangible Assets KRW Year	Dec. 31, 2009 Amortizable Intangible Assets KRW	Dec. 31, 2010 Amortizable Intangible Assets Brokerage customer relationship KRW Year	Dec. 31, 2009 Amortizable Intangible Assets Brokerage customer relationship KRW	Dec. 31, 2010 Amortizable Intangible Assets Korea Securities Finance Corporation Deposit KRW Year	Dec. 31, 2009 Amortizable Intangible Assets Korea Securities Finance Corporation Deposit KRW	Dec. 31, 2010 Amortizable Intangible Assets Core deposit of Shinhan Bank KRW Year	Dec. 31, 2009 Amortizable Intangible Assets Core deposit of Shinhan Bank KRW	Dec. 31, 2010 Amortizable Intangible Assets Credit Card Relationship KRW Year	Dec. 31, 2009 Amortizable Intangible Assets Credit Card Relationship KRW	Dec. 31, 2010 Amortizable Intangible Assets Valuation Of Business Acquired KRW	Dec. 31, 2009 Amortizable Intangible Assets Valuation Of Business Acquired KRW	Dec. 31, 2010 Non Amortizable Intangible Assets KRW	Dec. 31, 2009 Non Amortizable Intangible Assets KRW	Dec. 31, 2010 Non Amortizable Intangible Assets Korea Securities Finance Corporation Borrowing KRW	Dec. 31, 2009 Non Amortizable Intangible Assets Korea Securities Finance Corporation Borrowing KRW	Dec. 31, 2010 Non Amortizable Intangible Assets Court deposit of Shinhan Bank KRW	Dec. 31, 2009 Non Amortizable Intangible Assets Court deposit of Shinhan Bank KRW
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Weighted Average Years				4.7		3.4		3.4		8.7		5.7
Intangible Assets, Gross Carrying Amount		3,372,334,000,000	3,372,334,000,000	3,145,581,000,000	3,145,581,000,000	68,266,000,000	68,266,000,000	10,941,000,000	10,941,000,000	825,476,000,000	825,476,000,000	1,262,366,000,000	1,262,366,000,000	978,532,000,000	978,532,000,000	226,753,000,000	226,753,000,000	400,000,000	400,000,000	226,353,000,000	226,353,000,000
Intangible Assets, Accumulated Amortization		(2,390,894,000,000)	(2,105,730,000,000)	(2,390,894,000,000)	(2,105,730,000,000)	(68,266,000,000)	(68,266,000,000)	(10,941,000,000)	(10,941,000,000)	(715,587,000,000)	(656,427,000,000)	(1,066,116,000,000)	(901,879,000,000)	(529,984,000,000)	(468,217,000,000)
Intangible Assets, Net Carrying Amount	$ 868,069,000	981,440,000,000	1,266,604,000,000	754,687,000,000	1,039,851,000,000					109,889,000,000	169,049,000,000	196,250,000,000	360,487,000,000	448,548,000,000	510,315,000,000	226,753,000,000	226,753,000,000	400,000,000	400,000,000	226,353,000,000	226,353,000,000